Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Profit attributable to ordinary shareholders	$ 1,972,112	$ 1,030,530	$ (364,578)
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,792,081	4,738,841	4,676,977
Adjustment for the diluted earnings per share:
Share based payment	$ 92,235	$ 112,823
Business acquisition	$ 4,602	$ 5,915
Total weighted average of ordinary outstanding shares for diluted EPS (in thousands of shares)	4,888,918	4,857,579	4,676,977
Earnings per share – basic (US$)	$ 0.4115	$ 0.2175	$ (0.0780)
Earnings per share – diluted (US$)	$ 0.4034	$ 0.2121	$ (0.0780)
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	2,808	4,143	184,362